Income taxes (Schedule of detailed information about deferred taxes) (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Information About Income Taxes [Line Items]
Deferred tax assets	$ 10,599,354	$ 10,286,836	$ 10,898,075
Deferred tax assets not recognized	(10,599,354)	(10,286,836)	(10,898,075)
Net deferred tax assets	0	0	0
Non-capital losses [Member]
Disclosure Of Information About Income Taxes [Line Items]
Deferred tax assets	8,833,940	8,485,255	8,924,982
Capital losses [Member]
Disclosure Of Information About Income Taxes [Line Items]
Deferred tax assets	159,671	162,275	178,808
Property, equipment, patents and deferred costs [Member]
Disclosure Of Information About Income Taxes [Line Items]
Deferred tax assets	$ 1,605,743	$ 1,639,306	$ 1,794,285